Regulatory Matters	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Regulated Operations [Abstract]
Regulatory Matters

NOTE 14—REGULATORY MATTERS

Holding companies (with assets over $1 billion at the beginning of the year) and banks are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory—and possibly additional discretionary—actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements.

In July 2013, the federal bank regulatory agencies approved the final rules implementing the Basel Committee on Banking Super vision’s capital guidelines for U.S. banks. The new rules became effective on January 1, 2015, with certain of the requirements phased-in over a multi-year schedule. Under the rules, minimum requirements increased for both the quantity and quality of capital held by the Bank. The rules include a new common equity Tier 1 (“CET1”) capital to risk-weighted assets ratio with minimums for capital adequacy and prompt corrective action purposes of 4.5% and 6.5%, respectively. The minimum Tier 1 capital to risk-weighted assets ratio was raised from 4.0% to 6.0% under the capital adequacy framework and from 6.0% to 8.0% to be well-capitalized under the prompt corrective action framework. In addition, the rules introduced the concept of a “conservation buffer” of 2.5% applicable to the three capital adequacy risk-weighted asset ratios (CET1, Tier 1, and Total). The implementation of the capital conservation buffer began on January 1, 2016 at 0.625% and will be phased in over a four-year period (increasing by that amount on each subsequent January 1, until it reaches 2.5% on January 1, 2019). If the capital adequacy minimum ratios plus the phased-in conservation buffer amount exceed actual risk-weighted capital ratios, then dividends, share buybacks, and discretionary bonuses to executives could be limited in amount.

Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. Capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total, Tier 1 and CET1 capital to risk-weighted assets, and of Tier 1 capital to average assets. As permitted by the regulators for financial institutions that are not deemed to be “advanced approaches” institutions, the Company has elected to opt out of the Basel III requirement to include accumulated other comprehensive income in risk-based capital. Management believes, at March 31, 2018 and December 31, 2017, that the Bank meets all capital adequacy requirements to which it is subject.

As defined in applicable regulations and set forth in the tables below, the Company and the Bank continue to exceed the regulatory capital minimum requirements and the Bank continues to exceed the “well capitalized” standards at the dates indicated:

			Amount of Capital Required
	Actual		Minimum Required for Capital Adequacy Purposes		To Be Well- Capitalized Under Prompt Corrective Provisions
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of March 31, 2018:
Tier 1 Leverage Ratio
Consolidated	$249,304	15.24%	$65,439	4.00%	$81,798	5.00%
Bank	$242,192	14.84%	$65,283	4.00%	$81,604	5.00%
Common Equity Tier 1 Risk-Based Capital Ratio
Consolidated	$245,857	17.95%	$61,620	4.50%	$89,007	6.50%
Bank	$242,192	17.72%	$61,502	4.50%	$88,837	6.50%
Tier 1 Risk-Based Capital Ratio
Consolidated	$249,304	18.21%	$82,161	6.00%	$109,547	8.00%
Bank	$242,192	17.72%	$82,003	6.00%	$109,338	8.00%
Total Risk-Based Capital Ratio
Consolidated	$313,402	22.89%	$109,547	8.00%	$136,934	10.00%
Bank	$256,725	18.78%	$109,338	8.00%	$136,672	10.00%
As of December 31, 2017:
Tier 1 Leverage Ratio
Consolidated	$238,219	14.35%	$66,423	4.00%	$83,029	5.00%
Bank	$232,765	14.50%	$64,214	4.00%	$80,267	5.00%
Common Equity Tier 1 Risk-Based Capital Ratio
Consolidated	$234,794	17.54%	$60,233	4.50%	$87,003	6.50%
Bank	$232,765	17.42%	$60,122	4.50%	$86,843	6.50%
Tier 1 Risk-Based Capital Ratio
Consolidated	$238,219	17.80%	$80,311	6.00%	$107,081	8.00%
Bank	$232,765	17.42%	$80,163	6.00%	$106,884	8.00%
Total Risk-Based Capital Ratio
Consolidated	$301,802	22.55%	$107,081	8.00%	$133,851	10.00%
Bank	$246,820	18.47%	$106,884	8.00%	$133,605	10.00%

The California Financial Code generally acts to prohibit banks from making a cash distribution to its shareholders in excess of the lesser of the bank’s undivided profits or the bank’s net income for its last three fiscal years less the amount of any distribution made by the bank’s shareholders during the same period.

The California General Corporation Law generally acts to prohibit companies from paying dividends on common stock unless its retained earnings, immediately prior to the dividend payment, equals or exceeds the amount of the dividend. If a company fails this test, then it may still pay dividends if after giving effect to the dividend the company’s assets are at least 125% of its liabilities.

Additionally, the Federal Reserve Bank has issued guidance which requires that they be consulted before payment of a dividend if a bank holding company does not have earnings over the prior four quarters of at least equal to the dividend to be paid, plus other holding company obligations.

NOTE 16—REGULATORY MATTERS

Holding companies (with assets over $1 billion at the beginning of the year) and banks are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory—and possibly additional discretionary—actions by regulators that, if undertaken, could have a direct material effect on the Company’s financial statements.

In July, 2013, the federal bank regulatory agencies approved the final rules implementing the Basel Committee on Banking Supervision’s capital guidelines for U.S. banks. The new rules became effective on January 1, 2015, with certain of the requirements phased-in over a multi-year schedule. Under the rules, minimum requirements increased for both the quantity and quality of capital held by the Bank. The rules include a new common equity Tier 1 (“CET1”) capital to risk-weighted assets ratio with minimums for capital adequacy and prompt corrective action purposes of 4.5% and 6.5%, respectively. The minimum Tier 1 capital to risk-weighted assets ratio was raised from 4.0% to 6.0% under the capital adequacy framework and from 6.0% to 8.0% to be well-capitalized under the prompt corrective action framework. In addition, the rules introduced the concept of a “conservation buffer” of 2.5% applicable to the three capital adequacy risk-weighted asset ratios (CET1, Tier 1, and Total). The conservation buffer will be phased-in on a pro rata basis over a four year period beginning in 2016. If the capital adequacy minimum ratios plus the phased-in conservation buffer amount exceed actual risk-weighted capital ratios, then dividends, share buybacks, and discretionary bonuses to executives could be limited in amount.

Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities, and certain off-balance-sheet items as calculated under regulatory accounting practices. Capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of total, Tier 1 and CET1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined).

The Company’s capital conservation buffer for 2017 is 11.80%. The net unrealized gain or loss on available for sale securities is not included in computing regulatory capital. Management believes, as of December 31, 2017 and 2016, that the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2017, the most recent notification from the FDIC categorized the Bank as well-capitalized under the regulatory framework for prompt corrective action (there are no conditions or events since that notification that management believes have changed the Bank’s category). To be categorized as well-capitalized, the Bank must maintain minimum ratios as set forth in the table below.

The following table sets forth RBB Bancorp’s consolidated and the Bank’s actual capital amounts and ratios and related regulatory requirements for the Bank as of December 31, 2017:

			Amount of Capital Required
	Actual		For Capital Adequacy Purposes		To Be Well- Capitalized Under Prompt Corrective Provisions
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2017:
Tier 1 Leverage Ratio
Consolidated	$238,219	14.35%	NA	NA	NA	NA
Bank	$232,765	14.50%	$64,214	4.0%	$80,267	5.0%
Common Equity Tier 1 Risk-Based Capital Ratio
Consolidated	$234,794	17.54%	NA	NA	NA	NA
Bank	$232,765	17.42%	$60,122	4.5%	$86,843	6.5%
Tier 1 Risk-Based Capital Ratio
Consolidated	$238,219	17.80%	NA	NA	NA	NA
Bank	$232,765	17.42%	$80,163	6.0%	$106,884	8.0%
Total Risk-Based Capital Ratio
Consolidated	$301,802	22.55%	NA	NA	NA	NA
Bank	$246,820	18.47%	$106,884	8.0%	$133,605	10.0%

The following table sets forth RBB Bancorp’s consolidated and the Bank’s actual capital amounts and ratios and related regulatory requirements for the Bank as of December 31, 2016:

			Amount of Capital Required
	Actual		For Capital Adequacy Purposes		To Be Well- Capitalized Under Prompt Corrective Provisions
(dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2016:
Tier 1 Leverage Ratio
Consolidated	$153,682	10.99%	NA	NA	NA	NA
Bank	$178,645	12.81%	$55,777	4.0%	$69,722	5.0%
Common Equity Tier 1 Risk-Based Capital Ratio
Consolidated	$150,786	13.30%	NA	NA	NA	NA
Bank	$178,645	15.81%	$50,860	4.5%	$73,464	6.5%
Tier 1 Risk-Based Capital Ratio
Consolidated	$153,682	13.55%	NA	NA	NA	NA
Bank	$178,645	15.81%	$67,813	6.0%	$90,417	8.0%
Total Risk-Based Capital Ratio
Consolidated	$217,244	19.16%	NA	NA	NA	NA
Bank	$192,784	17.06%	$90,417	8.0%	$113,021	10.0%

The California Financial Code generally acts to prohibit banks from making a cash distribution to its shareholders in excess of the lesser of the bank’s undivided profits or the bank’s net income for its last three fiscal years less the amount of any distribution made by the bank’s shareholders during the same period.

The California general corporation law generally acts to prohibit companies from paying dividends on common stock unless its retained earnings, immediately prior to the dividend payment, equals or exceeds the amount of the dividend. If a company fails this test, then it may still pay dividends if after giving effect to the dividend the company’s assets are at least 125% of its liabilities.

Additionally, the Federal Reserve Bank has issued guidance which requires that they be consulted before payment of a dividend if a bank holding company does not have earnings over the prior four quarters of at least equal to the dividend to be paid, plus other holding company obligations.